Business acquisition - Schedule of allocation of the purchase price as of the date of acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Details of Allocation of the purchase price as of the date of acquisition as follows [Line Items]
Goodwill	¥ 26,291	$ 3,760	¥ 25,709		¥ 19,980
Hordeum Investment, L.P.
Details of Allocation of the purchase price as of the date of acquisition as follows [Line Items]
Net assets acquired				¥ 1,011
Newly identified intangible assets				2,005
Goodwill				4,767
Deferred tax liabilities				(518)
Non-controlling interests				(3,508)
Total				¥ 3,757